PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Russell™ Large Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.2%
Communication Services : 10.4%
151,862
Alphabet, Inc. - Class A
$ 36,917,652
2.4
123,653  Alphabet, Inc. - Class
C
30,115,688
2.0
77,243  Meta Platforms, Inc.
- Class A
56,725,715
3.7
23,984
(1)
Netflix, Inc.
28,754,897
1.9
8,705
(1)
Spotify Technology SA
6,076,090
0.4
158,590,042
10.4
Consumer Discretionary : 11.5%
24,066
(1)
Airbnb, Inc. - Class A
2,922,094
0.2
283,103
(1)
Amazon.com, Inc.
62,160,926
4.1
148
(1)
AutoZone, Inc.
634,956
0.0
1,729
Booking Holdings, Inc.
9,335,338
0.6
75,909
(1)
Chipotle Mexican Grill,
Inc.
2,974,874
0.2
20,304
(1)
DoorDash, Inc. - Class
A
5,522,485
0.4
42,941
Home Depot, Inc.
17,399,264
1.1
9,884  Marriott International,
Inc. - Class A
2,574,189
0.2
2,287
McDonald's Corp.
694,996
0.0
44,324
(1)
O'Reilly Automotive,
Inc.
4,778,570
0.3
8,514
Starbucks Corp.
720,284
0.1
137,003
(1)
Tesla, Inc.
60,927,974
4.0
31,649
TJX Cos., Inc.
4,574,546
0.3
175,220,496
11.5
Consumer Staples : 2.6%
107,535
Coca-Cola Co.
7,131,721
0.5
21,562
Colgate-Palmolive Co.
1,723,666
0.1
25,118  Costco Wholesale
Corp.
23,249,974
1.5
6,773
Kimberly-Clark Corp.
842,155
0.0
39,476
(1)
Monster Beverage
Corp.
2,657,130
0.2
10,620
PepsiCo, Inc.
1,491,473
0.1
24,601
Walmart, Inc.
2,535,379
0.2
39,631,498
2.6
Energy : 0.0%
6,705
Schlumberger NV
230,451
0.0
3,655
Williams Cos., Inc.
231,544
0.0
461,995
0.0
Financials : 6.1%
10,192
American Express Co.
3,385,375
0.2
10,976
Aon PLC - Class A
3,913,822
0.3
16,248  Apollo Global
Management, Inc.
2,165,371
0.1
874  Arthur J Gallagher &
Co.
270,713
0.0
30,331
Bank of America Corp.
1,564,776
0.1
41,420
Blackstone, Inc.
7,076,607
0.5
7,466  Brookfield Asset
Management Ltd.
- Class A
425,114
0.0
8,439
Charles Schwab Corp.
805,671
0.1
18,446
Citigroup, Inc.
1,872,269
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
8,456
(1)
Fiserv, Inc.
$ 1,090,232
0.1
915  Goldman Sachs
Group, Inc.
728,660
0.1
1,296  Interactive Brokers
Group, Inc. - Class A
89,178
0.0
9,567
KKR & Co., Inc.
1,243,232
0.1
3,312  Marsh & McLennan
Cos., Inc.
667,467
0.0
46,040  Mastercard, Inc.
- Class A
26,188,012
1.7
8,797
Moody's Corp.
4,191,595
0.3
189,293
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
3,030,581
0.2
1,664
Progressive Corp.
410,925
0.0
96,388
Visa, Inc. - Class A
32,904,936
2.2
92,024,536
6.1
Health Care : 6.2%
100,255
AbbVie, Inc.
23,213,043
1.5
22,453
Amgen, Inc.
6,336,237
0.4
14,399
(1)
Boston Scientific Corp.
1,405,774
0.1
22,188  Bristol-Myers Squibb
Co.
1,000,679
0.1
1,185
Cigna Group
341,576
0.0
45,337
Eli Lilly & Co.
34,592,131
2.3
18,974
Gilead Sciences, Inc.
2,106,114
0.1
2,046
HCA Healthcare, Inc.
872,005
0.1
20,196
(1)
Intuitive Surgical, Inc.
9,032,257
0.6
6,555
McKesson Corp.
5,064,000
0.3
5,009
Stryker Corp.
1,851,677
0.1
14,553
(1)
Vertex
Pharmaceuticals, Inc.
5,699,537
0.4
20,145
Zoetis, Inc.
2,947,616
0.2
94,462,646
6.2
Industrials : 4.5%
4,856
3M Co.
753,554
0.1
21,379  Automatic Data
Processing, Inc.
6,274,736
0.4
5,803
(1)
Boeing Co.
1,252,461
0.1
3,225
Caterpillar, Inc.
1,538,809
0.1
19,456
Cintas Corp.
3,993,539
0.3
46,611
(1)
Copart, Inc.
2,096,097
0.1
59,509
GE Aerospace
17,901,497
1.2
15,472
GE Vernova, Inc.
9,513,733
0.6
5,429
Illinois Tool Works, Inc.
1,415,666
0.1
3,290
Lockheed Martin Corp.
1,642,401
0.1
12,616  Trane Technologies
PLC
5,323,447
0.4
547
TransDigm Group, Inc.
720,957
0.0
113,934
(1)
Uber Technologies,
Inc.
11,162,114
0.7
2,672
Union Pacific Corp.
631,581
0.0
20,936  Waste Management,
Inc.
4,623,297
0.3
68,843,889
4.5
Information Technology : 57.2%
24,085
(1)
Adobe, Inc.
8,495,984
0.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Russell™ Large Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
53,310
(1)
Advanced Micro
Devices, Inc.
$ 8,625,025
0.6
68,236  Amphenol Corp.
- Class A
8,444,205
0.6
746,678
Apple, Inc.
190,126,619
12.5
12,874
Applied Materials, Inc.
2,635,823
0.2
13,492
(1)
AppLovin Corp. - Class
A
9,694,542
0.6
58,379
(1)
Arista Networks, Inc.
8,506,404
0.6
9,159
(1)
Atlassian Corp. - Class
A
1,462,692
0.1
12,056
(1)
Autodesk, Inc.
3,829,830
0.2
237,145
Broadcom, Inc.
78,236,507
5.1
15,441
(1)
Cadence Design
Systems, Inc.
5,423,806
0.4
13,821
(1)
Crowdstrike Holdings,
Inc. - Class A
6,777,542
0.4
2,339  Dell Technologies, Inc.
- Class C
331,600
0.0
36,008
(1)
Fortinet, Inc.
3,027,553
0.2
15,452
Intuit, Inc.
10,552,325
0.7
7,531
KLA Corp.
8,122,937
0.5
72,360
Lam Research Corp.
9,689,004
0.6
3,414  Marvell Technology,
Inc.
287,015
0.0
379,732
Microsoft Corp.
196,682,189
12.9
827
(1)
MicroStrategy, Inc.
- Class A
266,468
0.0
3,972  Motorola Solutions,
Inc.
1,816,356
0.1
1,198,017
NVIDIA Corp.
223,526,012
14.7
93,706
Oracle Corp.
26,353,875
1.7
123,614
(1)
Palantir Technologies,
Inc. - Class A
22,549,666
1.5
37,173
(1)
Palo Alto Networks,
Inc.
7,569,166
0.5
13,976
Qualcomm, Inc.
2,325,047
0.1
5,918
Salesforce, Inc.
1,402,566
0.1
11,696
(1)
ServiceNow, Inc.
10,763,595
0.7
17,688
(1)
Snowflake, Inc. - Class
A
3,989,528
0.3
7,667
(1)
Synopsys, Inc.
3,782,821
0.2
21,043
Texas Instruments, Inc.
3,866,230
0.3
12,176
(1)
Workday, Inc. - Class A
2,931,128
0.2
872,094,060
57.2
Materials : 0.3%
3,460
Ecolab, Inc.
947,556
0.0
11,965
Sherwin-Williams Co.
4,143,001
0.3
5,090,557
0.3
Real Estate : 0.4%
26,471
American Tower Corp.
5,090,903
0.4
1,176
Public Storage
339,687
0.0
5,430,590
0.4
Total Common Stock
(Cost $345,567,213)
1,511,850,309
99.2
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0.7%
36,607  iShares Russell Top
200 Growth ETF
$ 10,017,505
0.7
Total Exchange-Traded
Funds
(Cost $8,670,757)
10,017,505
0.7
Total Long-Term
Investments
(Cost $354,237,970)
1,521,867,814
99.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.1%
Mutual Funds : 0.1%
2,233,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $2,233,000) $ 2,233,000 0.1
Total Short-Term
Investments
(Cost $2,233,000)
2,233,000
0.1
Total Investments in
Securities
(Cost $356,470,970) $ 1,524,100,814 100.0
Assets in Excess of
Other Liabilities 64,730 0.0
Net Assets $ 1,524,165,544 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Russell™ Large Cap
Growth Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 1,511,850,309 $ — $ — $ 1,511,850,309
Exchange-Traded Funds 10,017,505 — — 10,017,505
Short-Term Investments 2,233,000 — — 2,233,000
Total Investments, at fair value $ 1,524,100,814 $ — $ — $ 1,524,100,814
Other Financial Instruments+
Futures 52,234 — — 52,234
Total Assets $ 1,524,153,048 $ — $ — $ 1,524,153,048
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 11 12/19/25 $ 3,706,313 $ 52,234
$ 3,706,313 $ 52,234
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,169,014,989
Gross Unrealized Depreciation (1,385,145)
Net Unrealized Appreciation $ 1,167,629,844